Commitments and Contingent Liabilities (Details) - USD ($) $ in Thousands			12 Months Ended
	Dec. 01, 2020	Feb. 02, 2016	Dec. 31, 2025
Commitments and Contingent Liabilities [Line Items]
Guarantee amount (in Dollars)			$ 3,777
Aggregate amount (in Dollars)			$ 5,533
Royalty rate			7.00%
Royalty payment as a percentage of grants			100.00%
Agreement payments (in Dollars)			$ 3,000
Upfront Payment (in Dollars)			500
Installments payments (in Dollars)			500
Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			7,686
Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Liabilities assumed (in Dollars)			$ 474
Potential payment (in Dollars)		$ 1,500
Future Gross Revenue [Member] | Althera [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate		2.00%
Net Sales Of All Company Product [Member] | Ramot [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			2.50%
Net Sales Of All Company Product Sold By Company Licenses [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty payment as a percentage of grants			0.65%
Reimbursement Price [Member] | HekaBio K K [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.50%
Distribution Receipts [Member] | HekaBio K K [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			10.00%
Sales Of Alpha Radiation Products [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			0.75%
Sales Of Product Containing Intellectual Property [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			1.50%
License Revenue To Jointly Developed Intellectual Property [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			4.00%
License Revenue Related To Intellectual Property [Member] | BGN Technologies [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			8.00%
Revenue Generated From Patent [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	5.00%
Net Sales Squamous Cell Carcinoma [Member] | Cambridge University Hospitals Nhs Trust [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate	2.00%
Minimum [Member] | Future Sales Of Developed Product [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.00%
Maximum [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			100.00%
Maximum [Member] | Future Sales Of Developed Product [Member] | Israel Innovation Authority [Member]
Commitments and Contingent Liabilities [Line Items]
Royalty rate			3.50%